WILMINGTON FUNDS

1100 N. Market Street, 9th floor

Wilmington, Delaware 19890

August 31, 2026

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Wilmington Funds (the “Registrant”)

File No. 33-20673; 811-05514

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the final Prospectus and Statement of Additional Information for the Wilmington Funds, each dated August 31, 2026 do not differ from the Prospectus and Statement of Additional Information as filed in the Registrant’s Post-Effective Amendment No. 168/169 to the Registration Statement, filed electronically with the U.S. Securities and Exchange Commission pursuant to Rule 485(b) on August 28, 2026, accession # 0001193125-26-373207.

Please address any comments or questions to the attention of the undersigned at (212) 635-6174.

Very truly yours,

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth
Secretary of the Wilmington Funds

cc:	John McDonnell, Wilmington Trust Investment Advisors, Inc.

Alison Fuller, Stradley Ronon Stevens & Young, LLP